Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Schedule of fair value of assets measured on recurring basis

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2012
Cash equivalents	257,549	—	257,549	—
Short-term deposits	233,025	—	233,025	—
Term deposits	10,000	—	10,000	—
Available-for-sale securities	5,047	—	5,047	—
As of December 31, 2013
Cash equivalents	232,458	—	232,458	—
Short-term deposits	336,299	—	336,299	—
Available-for-sale securities	5,233	—	5,233	—